OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

16— OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	2020	2019
Provision for retirement indemnities (Japan & France), less current portion	2,273	2,167
Provision for employee termination indemnities (Korea) less current portion	69	56
Provision for Asset Retirement Obligation (Japan) less current portion	113	117
Provision for warranty costs, less current portion	106	110
Conditional government advances, less current portion	1,097	1,071
Accrued interest less current portion	62	46
Total	3,720	3,567

Provision for asset retirement obligation in Japan is related to subsidiary’s offices and warehouses.

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2020 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management’s best estimate based on the following assumptions as of year-end :

	Pension benefits France
	2020	2019
Discount rate	0.60%	0.90%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24

	Pension benefits Japan
	2020	2019
Discount rate	0.60%	0.60%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

The discount rate retained is determined by reference to the high quality rates for AA- rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

In 2020, provision presentation according to ASC 715 in thousands of euros :

	France	Japan
Non-current liabilities	1,032	1,241
Current liabilities	80	69
Accumulated other comprehensive income (loss)	(111)	(130)
Total	1,000	1,181

In 2019, provision presentation according to ASC 715 in thousands of euros:

	France	Japan
Non-current liabilities	960	1,207
Current liabilities	10	22
Accumulated other comprehensive income (loss)	(67)	(136)
Total	903	1,093

The Company does not have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three years ending December 31, 2020 is as follows :

France	2020	2019	2018
Change in benefit obligations:
Benefit obligations at beginning of year	969	976	895
Service cost	88	68	67
Interest cost	9	16	14
Net loss or (gain)	—	2	—
Actuarial (gain) or loss	45	(93)
Amortization of net prior service cost	1	1	1
Benefits paid	—	—	—
Benefit obligations at end of year (1)	1,111	969	976
Unrecognized actuarial (gain) loss (2)	94	48	141
Unrecognized prior service cost (2)	17	18	20
Accrued pension cost	1,000	903	815
(1)	The accumulated benefit obligation was €800 thousand and €693 thousand at December 31, 2020 and 2019 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2020 is €1 thousand.

Japan	2020	2019	2018
Change in benefit obligations:
Benefit obligations at beginning of year	1,230	1,311	1,182
Service cost	123	140	131
Interest cost	7	6	6
Amortization of net loss	1	27	26
Actuarial (gain) / loss	(1)	(294)	—
Benefits paid	(5)	(3)	(94)
Exchange rate impact	(44)	42	(60)
Benefit obligations at end of year(1)	1,310	1,230	1,311
Unrecognized actuarial (gain) loss (2)	130	136	416
Unrecognized prior service cost (2)	—	—	—
Accrued pension cost	1,181	1,093	895
(1)	The accumulated benefit obligation was €1,134 thousand and €1,062 thousand at December 31, 2020 and 2019, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2020 is €1 thousand.

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

	France	Japan
2021	80	70
2022	—	105
2023	67	114
2024	—	157
2025	—	167
2026-2030	318	397
	465	1,008